OTHER OPERATING (EXPENSE) INCOME (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of other operating income expense [Abstract]
Impairment loss on ships (Note 14)	$ (16,995)	$ 0	$ (16,503)
Impairment loss on right-of-use ships (Note 15)	(2,250)	0	0
Impairment loss on goodwill and intangibles	(3,179)	0	(12,119)
Impairment loss on assets of disposal group (Note 40)	0	0	(5,092)
Foreign exchange (loss) gain	(330)	4,261	(507)
Gain on deemed disposal of previously held joint venture interest	0	213	0
Gain on disposal of business	0	3,255	0
Other operating (expense) income	(805)	(1,707)	(281)
Total Other operating (expense) income	$ (23,559)	$ 6,022	$ (34,502)